Future Accounting Pronouncements	6 Months Ended
Jun. 30, 2018
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements
FUTURE ACCOUNTING PRONOUNCEMENTS

Leases
ASU No. 2016-02, Leases (ASC Topic 842), was issued in February 2016, is effective for Fortis January 1, 2019 with earlier adoption permitted, and is to be applied using a modified retrospective approach with implementation options, referred to as practical expedients. Principally, it requires balance sheet recognition of a right-of-use asset and a lease liability by lessees for those leases that are classified as operating leases along with additional disclosures. Based on Fortis' assessment to date, leasing activities accounted for as operating leases primarily relate to office facilities and utility plant and equipment.

Fortis expects to elect a package of practical expedients that will allow it to not reassess whether any expired or existing contract is a lease or contains a lease, the lease classification of any expired or existing leases, and the initial direct costs for any existing leases. Fortis also expects to elect an additional practical expedient that permits entities to not evaluate existing land easements that were not previously accounted for as leases.

Fortis continues to assess the impact of adoption and monitor standard-setting activities that may affect transition requirements.

Hedging
ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities, was issued in August 2017, is effective for Fortis January 1, 2019 with earlier adoption permitted and is to be applied as of the beginning of the fiscal year of adoption. Principally, it better aligns risk management activities and financial reporting for hedging relationships through changes to designation, measurement, presentation and disclosure guidance. For cash flow and net investment hedges existing at the date of adoption, the amendments should be applied as a cumulative-effect adjustment related to eliminating the separate measurement of ineffectiveness to accumulated other comprehensive income with a corresponding adjustment to opening retained earnings. Amended presentation and disclosure guidance is to be applied prospectively. Fortis is assessing the impact of adoption.

Financial Instruments
ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, was issued in June 2016, is effective for Fortis January 1, 2020 and is to be applied on a modified retrospective basis. Principally, it requires entities to use an expected credit loss methodology and to consider a broader range of reasonable and supportable information to estimate credit losses. Fortis is assessing the impact of adoption.